RELATED PARTY TRANSACTIONS - Transactions/balances with Golar Partners and Subsidiaries Narrative (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Nov. 30, 2015	Jan. 31, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2016	May 23, 2016
Related Party Transaction [Line Items]
Amount due from (to) related party						$ 3,353	$ 2,000
Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate						5.00%
Duration of notice required for contract termination						120 days
Amount due from (to) related party						$ (131,045)	(7,128)
Golar Partners | Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination						30 days
Golar Partners | Charter-hire expenses, Golar Grand
Related Party Transaction [Line Items]
Related party expense						$ 28,400	28,700
Amortization in respect of the guarantee obligation						6,100	3,900
Golar Partners | Incremental liability recognized upon re-measurement of the guarantee obligation
Related Party Transaction [Line Items]
Related party expense							8,800
Golar Partners | Charter-hire expenses, Golar Eskimo
Related Party Transaction [Line Items]
Related party expense						0	12,900
Golar Partners | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Incentive fee				$ 1,100
Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Loan facility provided to Golar Partners				$ 220,000
Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount						0	102,406	$ 43,287
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party						(21,792)	(4,400)
Golar Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction amount	$ 30,000
Amount due from (to) related party										$ 77,300
Golar Partners | Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties						$ 1,967	$ 0	$ 0
LIBOR | Golar Partners | Short-term credit facility to fund purchase Golar Eskimo
Related Party Transaction [Line Items]
Blended margin				2.84%
Line of Credit | Golar LNG Partners Credit Facility | Golar Partners
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%	5.00%
Proceeds from short-term credit facility with Golar Partners		$ 30,000	$ 50,000
Short-term credit facility repayment period		60 days	28 days
Golar Eskimo | Golar Partners | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Early repayment incentive fee, percentage of loan amount				1.00%
Golar Eskimo | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount				$ 102,400
Golar Igloo | Golar Partners | Gain on disposals
Related Party Transaction [Line Items]
Related party transaction amount					$ 43,300
Golar Tundra | Golar Partners
Related Party Transaction [Line Items]
Disposal Group, Including Discontinued Operation, Long-term Debt, Excluding Current Maturities										$ 222,700
Purchase price	$ 330,000								$ 330,000
Duration of charter	5 years
Optional period of extension	5 years
Right to require repurchase if charter has not commenced, period post closing	12 months